EXHIBIT 99.46

tsg rating agency grades detail report

Loan ID	Seller Loan ID	Customer Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?
xxxxxx		757808	A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	ATR/QM: Exempt	xxxxxx	xxxxxx	Investment	Purchase	NA
xxxxxx		760832	B	A	A	A	B	A	A	A	Closed	FCOM4028	2021-12-01 15:21	2021-12-01 16:37	Resolved	1 - Information	B	A	Compliance	Missing Doc	Missing evidence Mortgage/Deed of Trust will be recorded	Resolved- - Due Diligence Vendor-12/01/2021 Ready for Review-Document Uploaded. - Seller-12/01/2021 Open-Missing evidence of Mortgage recording - Due Diligence Vendor-11/23/2021	Ready for Review-Document Uploaded. - Seller-12/01/2021				xxxxxx recorded Deed of Trust.pdf	ATR/QM: Not Applicable	ATR/QM: Not Applicable	xxxxxx	xxxxxx	Investment	Purchase	NA	N/A	N/A